Subsequent Events (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were available to be issued. Based upon this review, the Company determined that, except as disclosed below, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements, except as disclosed below.
On April 16, 2023, one of the underwriters waived its entitlement to the payment of any deferred fee, of approximately $10,143,000, to be paid under the terms of the underwriting agreement and is no longer serving in any advisor capacity.
On April 17, 2023, one of the underwriters waived its entitlement to the payment of any deferred fee, of approximately $6,762,000, to be paid under the terms of the underwriting agreement specifically to closing of the Merger Agreement with H2B2 Electrolysis Technologies (“H2B2”).
Proposed Business Combination
On May 9, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and between the Company and H2B2, which provides for, among other things, the deregistration of the Company under the Companies Act (as revised) of the Cayman Islands and the domestication of the Company as a Delaware corporation (the “Domestication”) and, following the Domestication, the merger of H2B2 with and into the Company, with the Company continuing as the surviving corporation (the “Merger” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, H2B2 will cease to exist and the stockholders of H2B2 will become stockholders of the Company. The transactions set forth in the Merger Agreement, including the Domestication and the Merger, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Memorandum and Articles of Association.
Under the Merger Agreement, the stockholders of H2B2 will receive a number of shares of the domesticated Company’s common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to $750 million (which amount will be subject to adjustment in the event that H2B2 issues debt or equity prior to the closing of the Transactions) divided by $10.00, and the denominator of which is equal to the number of outstanding shares of H2B2, including shares that would be issuable upon the exercise in full of all H2B2 options. The holders of H2B2 options will receive the Company’s options equal to the number of shares of H2B2 common stock subject to the H2B2 options multiplied by the Exchange Ratio at an exercise price per share divided by the Exchange Ratio.
In connection with the Transactions, the Company, Sponsor, certain of H2B2’s directors and officers and certain former stockholders of H2B2 agreed to enter into lock-up agreements at the closing of the Merger, which will restrict the transfer of (i) a number of shares of the surviving corporation common stock held by such securityholder, as set forth in the lock-up agreement, (ii) any shares of the surviving corporation common stock held issuable upon the exercise or settlement, as applicable, of surviving corporation options held by a securityholder, or (iii) any other securities convertible into or exercisable or exchangeable for surviving corporation common stock held by a securityholder. The lock-up agreements will restrict the transfer until 180 days after the closing of the Merger, subject to limited exceptions and early release provisions set forth under the lock-up agreements.
The Merger Agreement contains certain representations and warranties of the parties to the Merger Agreement and consummation of the Transactions is conditioned on approval thereof by the Company’s shareholders and is further conditioned upon, representations and warranties of the parties and other closing conditions.
The Merger Agreement may be terminated at any time, but not later than the closing of the Merger, as follows:
•	by written consent of H2B2 and the Company;
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by H2B2 or the Company if any governmental authority has enacted, issued, promulgated, enforced or entered any law or governmental order which has become final and non-appealable and has the effect of making consummation of the transactions contemplated by the Merger Agreement and the Ancillary Agreements (as defined in the Merger Agreement) illegal or otherwise enjoining, preventing or prohibiting the consummation of the transactions contemplated by the Merger Agreement and the Ancillary Agreements (provided that such party did not cause such enactment);

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by H2B2 or the Company if the consummation of the Transactions has not occurred on or prior to March 31, 2024, subject to certain automatic extensions, for reasons not primarily due to the terminating party’s breach or violation of the terms of the Merger Agreement;

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by H2B2 or the Company if such party disagrees with the final determination of the Closing Date Purchase Price (as defined in the Merger Agreement) by the valuation firm as further described in the Merger Agreement;

•	by H2B2 if there has been a modification in recommendation of the Company’s board of directors with respect to any of the Proposals (as defined in the Merger Agreement);
•	by H2B2 if the Company has not obtained shareholder approval for the Transactions by reason of the failure to obtain the required vote at a meeting of the Company’s shareholders;
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by H2B2 if (i) prior to completion of a Capital Raise Transaction (as defined in the Merger Agreement), a Capital Raise Investor (as defined in the Merger Agreement) or group of Capital Raise Investors, with legal, valid and binding commitments to fund in such Capital Raise Transaction represent in the aggregate at least the Minimum Investment Amount (as defined in the Merger Agreement) object to the Merger and the other transactions contemplated by the Merger Agreement by delivering a written notice to the board of directors of H2B2 by no later than fifteen days following execution of definitive agreements relating to the Capital Raise Transaction after which time no Capital Raise Investor will be entitled to object to the Merger and the other transactions contemplated by the Merger Agreement; provided that, upon receipt of the written notice described above, H2B2 will be required to terminate the Merger Agreement on the tenth business day following receipt of the written notice;

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by H2B2 in the event of an uncured breach of any representation, warranty, covenant or agreement on the part of the Company, except if the breach is curable by the Company through the exercise of its reasonable best efforts, then, for a period of up to thirty (30) days after receipt by the Company of notice from H2B2 of such breach, but only as long as the Company continues to exercise such reasonable best efforts to cure such breach, such termination will not be effective, and such termination will be effective only if such breach is not cured within the thirty-day period;

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by the Company in the event of an uncured breach of any representation, warranty, covenant or agreement on the part of H2B2, except if the breach is curable by H2B2 through the exercise of its reasonable best efforts, then, for a period of up to thirty (30) days after receipt by H2B2 of notice from the Company of such breach, but only as long as H2B2 continues to exercise such reasonable best efforts to cure such breach, such termination will not be effective, and such termination will be effective only if such breach is not cured within the thirty-day period;

•	by the Company if the H2B2 Stockholder Approval has not been obtained; and
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by the Company if an H2B2 stockholder exercises any right or takes any action or fails to take any action required to satisfy the conditions or any closing deliverables required to be delivered under the Merger Agreement that prevents consummation of the Merger and the other transactions contemplated by the Merger Agreement and the Ancillary Agreements.

At the closing of the Merger, the Company, the Sponsor and certain of H2B2’s stockholders will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to file a shelf registration statement with respect to the registrable securities under the Registration Rights Agreement. The Company also agreed to provide customary “piggyback” registration rights. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.
In connection with the execution of the Merger Agreement, the Sponsor and certain other persons have entered into a Support Agreement (the “Sponsor Support Agreement”) with the Company, pursuant to holders of the Company’s Class B ordinary shares have agreed to, among other things, (i) vote at any meeting or pursuant to any action of written resolution of our shareholders all of their Class B ordinary shares held of record or thereafter acquired in favor of the Transactions and (ii) be bound by certain other covenants and agreements related to the Transactions, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.
In connection with the execution of the Merger Agreement, certain stockholders of H2B2 who hold a majority of the outstanding stock of H2B2 have entered into support agreements pursuant to which they will agree to vote in favor of the Transactions at a meeting called to approve the Transactions by H2B2 stockholders (or to act by written consent approving the Transactions).
The summaries of the Merger Agreement and the other agreements to be entered into by the parties are qualified in their entirety by reference to the text of the Merger Agreement and agreements entered into in connection therewith.

Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date financial statements were available to be issued. Based upon this review, the Company determined that, except as disclosed below, there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except as disclosed below.
On January 4, 2023, the Company entered into a non-binding letter of intent (“LOI”) for a business combination with H2B2 Electrolysis Technologies (“H2B2” or the “Target”), a vertically integrated provider of hydrogen energy systems, services, and equipment. Under the terms of the LOI, the Company and H2B2 would be become a combined entity, with H2B2’s existing equity holders continuing to hold substantially all of their equity in the combined public company. We expect to announce additional details regarding the proposed business combination when a definitive merger agreement is executed, which is expected in the first half of 2023.
On January 11, 2023, the Company held an extraordinary general meeting of shareholders for the purpose of approving an amendment to the amended and restated memorandum and articles of association to extend the date by which the Company must complete a business combination from February 9, 2023, to May 9, 2023 (the “Extended Date”), and to allow the Company, without another shareholder vote, to elect to further extend the date to consummate a business combination up to three times by an additional month each time after the Extended Date, upon two days’ advance notice prior to the applicable deadline, for a total of up to six months, to August 9, 2023, if the Company has entered into a definitive business combination agreement (the “Extension”).
In connection with the Extension, a total of 260 shareholders elected to redeem an aggregate of 47,381,598 Class A ordinary shares, representing approximately 98.10% of our issued and outstanding Class A ordinary shares, for an aggregate of approximately $478,003,632 in cash. Subsequent to the redemption, 918,402 Class A ordinary shares remained outstanding.
In March 2023, the Company borrowed $250,000 under the July 2022 Note.